SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 14,111	$ 19,279	$ 18,032	$ 18,631
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,768	11,979	10,991	11,443
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,009	6,843	6,710	6,879
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 334	$ 457	$ 331	$ 309